Property and equipment	12 Months Ended
Dec. 31, 2023
Property and equipment
Property and equipment

14.  Property and equipment

	Computer	Furniture, fixtures
	hardware	and office equipment	Total
Cost
Balance at January 1, 2022	1,277	570	1,847
Additions	875	119	994
Acquisitions through business combinations	64	4	68
Disposals	(661)	(204)	(865)
Disposals through the sale of subsidiaries	(939)	(208)	(1,147)
Effect of foreign exchange rates	186	43	229
Balance at December 31, 2022	802	324	1,126

Depreciation
Balance at January 1, 2022	343	152	495
Depreciation for the period	424	99	523
Disposals	(318)	(92)	(410)
Disposals through the sale of subsidiaries	(303)	(41)	(344)
Effect of foreign exchange rates	68	8	76
Balance at December 31, 2022	214	126	340

Carrying amounts
Balance at December 31, 2022	588	197	786

	Computer	Furniture, fixtures
	hardware	and office equipment	Total
Cost
Balance at January 1, 2023	802	324	1,126
Additions	376	363	739
Disposals	(62)	(48)	(110)
Effect of foreign exchange rates	—	(1)	(1)
Balance at December 31, 2023	1,116	638	1,754

Depreciation
Balance at January 1, 2023	214	126	340
Depreciation for the year	239	72	311
Disposals	(28)	(15)	(43)
Balance at December 31, 2023	425	183	608

Carrying amounts
Balance at December 31, 2023	691	455	1,146

The amount of amortization is mostly attributable to the Game operation cost.